ASSETS HELD FOR SALE AND INVENTORIES, NET - Bank's inventories (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 413,097	$ 426,642
Inventories pledged as security for liabilities	0	0
Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	447,422	469,517
Impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	34,325	42,875
Land and buildings | Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	335,936	380,009
Vehicles | Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	80,064	59,035
Machinery | Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 31,422	$ 30,473